SHARED VALUES FUND SNAPSHOT

Fund Adviser:
AmerIsrael Capital Management, LLC

Distributions:
Annual Dividends and Capital Gains

Minimum Investments:
Initial: $1,000
Subsequent: $100
Automatic Plan: No required initial investment if you make automatic monthly investments in the Fund ($100 minimum per purchase)

CUSIP: 02706P107 **Load:** None **Fee:** 1.80%.

Obtain a Prospectus for more information on the Shared Values Fund via its website: **www.SharedValuesFund.com** or call a shareholder representative **1-866-745-5955**

SOLIDARITY WITH ISRAEL

The Shared Values Fund provides investors with an investment vehicle through which to express their solidarity with Israel.

In addition, the Adviser to the Fund, **AmerIsrael Capital Management, LLC**, will donate 7% of its annual income, or a minimum of $5,000 per year, to charities, educational and research institutions in Israel.

AMERICAN ISRAELI
SHARED VALUES FUND

Shouldn't Your Investments Reflect Your Values?

866.745.5955
Mutual Shareholder Services, LLC
8000 Town Centre Drive Suite 400
Broadview Heights, OH 44147
www.SharedValuesFund.com

SHOULDN'T YOUR INVESTMENTS REFLECT YOUR VALUES?



AMERICAN ISRAELI
SHARED VALUES FUND